Consolidated Statements of Changes in Equity	Total shareholders' equity attributable to ATA Inc. USD ($)	Total shareholders' equity attributable to ATA Inc. CNY (¥)	Common shares USD ($) shares	Common shares CNY (¥) shares	Treasury Shares USD ($)	Treasury Shares CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY (¥)	Retained earnings (accumulated deficit) USD ($)	Retained earnings (accumulated deficit) CNY (¥)	Non-redeemable non-controlling interests USD ($)	Non-redeemable non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2016		¥ 394,230,588		¥ 3,530,704		¥ (27,737,073)		¥ 395,876,282		¥ (25,174,129)		¥ 47,734,804				¥ 394,230,588
Balance (in shares) at Mar. 31, 2016 | shares			45,734,348	45,734,348
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(9,716,002)										(9,716,002)		¥ (253,405)		(9,969,407)
Foreign currency translation adjustment, net of nil income tax		658,228								658,228						658,228
Unrealized loss on available-for-sale investment, net of nil income tax (Note 4)		(553,870)								(553,870)						(553,870)
Share-based compensation		6,958,403						6,958,403								6,958,403
Issuance of common shares with net-settlement of employee individual income tax		(200,047)		¥ 3,208				(203,255)								(200,047)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares			48,376	48,376
Acquisition of non-redeemable non-controlling interests														1,333,333		1,333,333
Balance at Mar. 31, 2017		391,377,300		¥ 3,533,912		(27,737,073)		402,631,430		(25,069,771)		38,018,802		1,079,928		392,457,228
Balance (in shares) at Mar. 31, 2017 | shares			45,782,724	45,782,724
Increase (Decrease) in Stockholders' Equity
Net income (loss)		29,633,544										29,633,544		(352,101)		29,281,443
Foreign currency translation adjustment, net of nil income tax		(2,335,054)								(2,335,054)						(2,335,054)
Reclassification adjustment for loss on available-for-sale investment included in net income, net of nil income tax (Note 4)		553,870								553,870						553,870
Share-based compensation		15,135,646						15,135,646								15,135,646
Issuance of common shares with net-settlement of employee individual income tax		(188,658)		¥ 959				(189,617)								(188,658)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares			14,162	14,162
Special cash dividend (Note 15)		(65,698,571)						(27,679,769)				(38,018,802)				(65,698,571)
Acquisition of non-redeemable non-controlling interests														350,000		350,000
Disposal of non-redeemable non-controlling interests														(734,531)		(734,531)
Redeemable non-controlling interests redemption value accretion (Note 12)		(3,748,639)										(3,748,639)				(3,748,639)
Balance at Dec. 31, 2017		364,729,438		¥ 3,534,871		(27,737,073)		389,897,690		(26,850,955)		25,884,905		343,296		¥ 365,072,734
Balance (in shares) at Dec. 31, 2017 | shares			45,796,886	45,796,886											45,796,886	45,796,886
Increase (Decrease) in Stockholders' Equity
Net income (loss)		854,925,914										854,925,914		(1,143,210)		¥ 853,782,704
Foreign currency translation adjustment, net of nil income tax		(11,437,409)								(11,437,409)					$ (1,663,502)	(11,437,409)
Share-based compensation		20,591,899						20,591,899								20,591,899
Issuance of common shares with net-settlement of employee individual income tax		(1,727,040)						(1,727,040)								(1,727,040)
Exercise of share options		1,433,441						1,433,441								1,433,441
Special cash dividend (Note 15)		(946,613,862)										(946,613,862)				(946,613,862)
Disposal of discontinued operations (Note 21)														(332,688)		(332,688)
Redeemable non-controlling interests redemption value accretion (Note 12)		(6,085,542)										(6,085,542)				(6,085,542)
Sale of non-controlling interests (Note 12)														1,500,000		1,500,000
Balance at Dec. 31, 2018	$ 40,115,896	¥ 275,816,839	$ 514,126	¥ 3,534,871	$ (4,034,190)	¥ (27,737,073)	$ 59,660,532	¥ 410,195,990	$ (5,568,812)	¥ (38,288,364)	$ (10,455,760)	¥ (71,888,585)	$ 53,436	¥ 367,398	$ 40,169,332	¥ 276,184,237
Balance (in shares) at Dec. 31, 2018 | shares			45,796,886	45,796,886											45,796,886	45,796,886